Acquisition (Tables)	3 Months Ended
Mar. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Acquisition of Assets, Liabilities and Net Book Value

On the Acquisition date, the assets, liabilities, and net book value of FPVD were as follows:

Assets
Cash	$955,000

Liabilities

Series B preferred stock	$1,050,000

Net book value

Series C preferred stock	832,000
Paid in capital	(927,000)
Net book value	$(95,000)